Other Current Assets (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of other current assets [Abstract]
Advances to suppliers		$ 673	$ 141
Prepaid expenses		1,818	6,039
Derivative instruments		1,471	1,831
Government agencies		7,408	14,677
Contingent consideration	[1]	18,004
Other receivables	[2]	6,378	27,085
Other current assets		$ 35,752	$ 49,773

[1]	This represents the contingent consideration receivable from ISQ as a part of the transaction described in Note 29.
[2]	As at December 31, 2016, this includes discontinued operations' receivables of $16 million from insurance claims, transmission line sale, transaction costs and selective consumption tax on heavy fuel oil.